Notes to the consolidated statements of income - Net deferred income tax assets and liabilities (Details) - EUR (€)	Jun. 30, 2019	Dec. 31, 2018
Notes to the consolidated statements of income
Deferred taxes assets	€ 328,570,000	€ 345,686,000
Deferred taxes liabilities	€ 700,196,000	€ 626,521,000